4. Property and Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 549,898	$ 206,691	$ 596,969	$ 407,746
Depreciation in cost of revenues	$ 518,648	$ 188,756